SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.63%	2.89%	1.99%
Expected life (years)	6 years	6 years	6 years 2 months 1 day
Volatility	34.20%	34.00%	32.80%
Fair value of options at grant date per share	$ 43.53	$ 42.09	$ 28.69
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	2.35%	2.92%	2.55%
Expected life (years)	6 years 3 months	6 years 3 months	6 years 3 months
Volatility	35.10%	34.50%	33.80%
Fair value of options at grant date per share	$ 72.09	$ 42.55	$ 38.71